CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]		Additional paid-in capital [Member]		Accumulated other comprehensive loss [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2022	$ 2,711		$ 932,086		$ (6,847)	$ (683,825)	$ 244,125
Balance, shares at Dec. 31, 2022	56,610,404
Issuance of shares related to business combination	$ 21		2,440		0	0	2,461
Issuance of shares related to business combination,shares	390,625
Stock-based compensation	$ 0		3,066		0	0	3,066
Exercise of stock options, Amount	$ 1		(1)		0	0	0
Exercise of stock options, Shares	15,057
Comprehensive income (loss)	$ 0		0		1,532	23,504	25,036
Balance at Dec. 31, 2023	$ 2,733		937,591		(5,315)	(660,321)	274,688
Balance, shares at Dec. 31, 2023	57,016,086
Stock-based compensation	$ 0		5,703		0	0	5,703
Exercise of stock options, Amount	$ 0	[1]	0	[1]	0	0	0
Exercise of stock options, Shares	946
Comprehensive income (loss)	$ 0		0		(805)	24,849	24,044
Balance at Dec. 31, 2024	$ 2,733		943,294		(6,120)	(635,472)	$ 304,435
Balance, shares at Dec. 31, 2024	57,017,032						57,017,032
Issuance of Ordinary shares in private placements, net	$ 981		163,079		0	0	$ 164,060
Issuance of Ordinary shares in private placements, net,shares	15,947,709
Stock-based compensation	$ 0		7,781		0	0	7,781
Exercise of stock options, Amount	$ 51		876		0	0	927
Exercise of stock options, Shares	866,577
Comprehensive income (loss)	$ 0		0		2,352	20,723	23,075
Balance at Dec. 31, 2025	$ 3,765		$ 1,115,030		$ (3,768)	$ (614,749)	$ 500,278
Balance, shares at Dec. 31, 2025	73,831,318						73,831,318

[1]	Represents an amount of less than $1.